Summary of significant accounting policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	30 years
Number of years between dry-docking	5 years
ASU 2015-03 [Member]
Summary Of Significant Accounting Policies [Line Items]
Impact of reclassification from amortization of deferred charges to interest expense		$ 11,685,000	$ 10,342,000
Impact on operating results due to reclassification		0	$ 0
ASU 2015-03 [Member] | Deferred Financing Fees [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred financing fees		(35,341,000)
ASU 2015-03 [Member] | Long-term Debt Current [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred financing fees		(1,563,000)
ASU 2015-03 [Member] | Long-term Debt Noncurrent [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred financing fees		(27,791,000)
ASU 2015-03 [Member] | Other Long-term Liabilities Current [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred financing fees		(125,000)
ASU 2015-03 [Member] | Other Long-term Liabilities Noncurrent [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred financing fees		$ (5,862,000)